Related Party Balances and Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 18, 2022	Jan. 18, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022	Apr. 30, 2022	Apr. 20, 2022
Related Party Balances and Transactions [Abstract]
Investment of shares (in Shares)			993,108		993,108						4,158,963
Dividend	$ 47,000,000	$ 47,000,000	$ 38,175	$ 37,871	$ 76,333	$ 99,194	$ 176,175	$ 961,522
Interest rate									4.00%
Investments										$ 4,158,963
Dividends paid							$ 29,561,195